Note 9 - Share Capital (Details Textual) $ / shares in Units, $ / shares in Units, $ in Millions				3 Months Ended
	Dec. 18, 2024 CAD ($) $ / shares shares	Dec. 18, 2024 USD ($) $ / shares shares	Oct. 31, 2024 CAD ($) $ / shares shares	Jan. 31, 2025 CAD ($) shares	Jan. 31, 2024 CAD ($)
Statement Line Items [Line Items]
Proceeds from issuing shares				$ 114,879,000	$ 0
Expense from share-based payment transactions				$ 75,000	$ 132,000
Ordinary shares [member]
Statement Line Items [Line Items]
Number of shares outstanding (in shares) | shares			26,002,577	32,518,786
Proceeds from issuing shares	$ 116,000,000
Issue of equity	114,800,000
Share issue related cost	$ 1,200,000
Ordinary shares [member] | Issued as treasury offering [member]
Statement Line Items [Line Items]
Increase in number of shares outstanding, issue of equity (in shares) | shares	5,660,378	5,660,378
Issue of equity, price per share (in dollars per share) | (per share)	$ 18.95	$ 13.25
Proceeds from issuing shares		$ 75.0
Ordinary shares [member] | Issued for over allotment [member]
Statement Line Items [Line Items]
Increase in number of shares outstanding, issue of equity (in shares) | shares	849,056	849,056
Issue of equity, price per share (in dollars per share) | (per share)	$ 19.07	$ 13.25
Proceeds from issuing shares		$ 11.2
Percentage of base offering	15.00%	15.00%
Series 1 preferred shares [member]
Statement Line Items [Line Items]
Share issue related cost			$ 965,000
Shares redeemed during period (in shares) | shares			1,461,460
Preference shares, conversion price (in CAD per share) | $ / shares			$ 10
Payments for redemptions of preferred shares			$ 14,600,000